Operating profit - Financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating profit
Losses on forward foreign exchange contracts	$ (6)	$ (216)	$ (22)
(Losses)/gains on receivables and payables	(30)	132	(36)
Gains on other available for sale investments	34		74
Gains on disposal of short-term investments	161
Total	159	(84)	16
Gains and losses on available for sale investments reclassified from other comprehensive income	$ 4	$ 0	$ 43